As filed with the Securities and Exchange Commission on October 16, 2026

Registration File Nos. 333-134820 and 811-21907

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 28	☒
and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 29	☒
(Check appropriate box or boxes.)

TIAA Separate Account VA-3

(Exact Name of Registered Separate Account)

Teachers Insurance and Annuity Association of America

(Name of Insurance Company)

730 Third Avenue

New York, New York 10017

(Address of Insurance Company’s Principal Executive Offices)

Insurance Company’s Telephone Number, Including Area Code: (212) 490-9000

Name and Address of Agent for Service: Judy Bartlett, Esquire Teachers Insurance and Annuity Association of America 730 Third Avenue New York, New York 10017	Copy to: Harry Eisenstein, Esquire Carlton Fields, P.A. 1625 Eye Street, N.W., Suite 800 Washington, D.C. 20006

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on November 2, 2026, pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Check each box that appropriately characterizes the Registrant:

☐	New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)

☐	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))

☐

If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act

☐	Insurance Company relying on Rule 12h-7 under the Exchange Act

☐	Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

Title & Securities Being Registered:	Interests in a separate account funding variable annuity contracts.

EXPLANATORY NOTE

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended (the “1933 Act”), Registrant is filing this Post-Effective Amendment No. 28 to the Registration Statement on Form N-4 (File No. 333-134820) for the sole purpose of delaying the effective date of Post-Effective Amendment No. 27 to the Registration Statement, filed on August 19, 2026, pursuant to paragraph (a) of Rule 485 of the 1933 Act. Registrant intends to file another post-effective amendment pursuant to Rule 485(b) under the Securities Act of 1933 on a later date that will include revised disclosures and any required exhibits.

This Post-Effective Amendment No. 28 incorporates by reference the information contained in the Prospectus, Statement of Additional Information and Part C of Post-Effective Amendment No. 26.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York, on October 16, 2026.

TIAA SEPARATE ACCOUNT VA-3
(Registrant)
By:	Teachers Insurance and Annuity Association of America
By:	/s/ Colbert Narcisse
Name:	Colbert Narcisse
Title:	Senior Executive Vice President, Chief Product Officer, Head of Insurance Solutions & New Markets and Principal Executive Officer

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA
(Insurance Company)
By:	/s/ Colbert Narcisse
Name:	Colbert Narcisse
Title:	Senior Executive Vice President, Chief Product Officer, Head of Insurance Solutions & New Markets and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons on October 16, 2026 in the capacities indicated.

Signature	Title

/s/ Colbert Narcisse	Senior Executive Vice President, Chief Product Officer and Head of Insurance Solutions & New Markets
Colbert Narcisse

/s/ Christopher Baraks	Senior Vice President, Chief Accounting Officer and Corporate Controller, TIAA (Principal Financial Officer and Principal Accounting Officer)
Christopher Baraks

SIGNATURE OF TRUSTEE	SIGNATURE OF TRUSTEE
*	*
Priya Abani	Lisa W. Hess
*	*
Samuel R. Bright	Edward M. Hundert
*	*
Jason E. Brown	Gina L. Loften
*	*
Jeffrey R. Brown	Ramona E. Romero
*	*
Ángel Cabrera	Kim M. Sharan
*	*
James R. Chambers	La June Montgomery Tabron
*
Thasunda Brown Duckett
*
Michael R. Fanning
/s/ Deirdre Hykal
Deirdre Hykal Attorney-in-fact

*	Signed by Deirdre Hykal as attorney-in-fact pursuant to powers of attorney effective as of December 10, 2025